Leases (Details) - Schedule of leases $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Amounts recognized in profit and loss
Depreciation expense on right-of-use assets	$ 88
Interest expense on lease liabilities	82
Expense relating to short-term leases	$ 71